Note 13 - Financial Instruments with Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	Contract amount
	2013	2012

Commitments to extend credit	$75,097,000	$83,151,000

Letters of credit	$1,225,000	$2,492,000